Loans and Other Financing	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Loans and Other Financing
9.	LOANS AND OTHER FINANCING

9.1.	Exposure to credit risk

	12/31/2018	12/31/2017
Total	183,035,500	199,801,999

Commercial	69,309,152	73,362,164
Consumer	113,726,348	126,439,835

Less: Allowance for ECL/impairment losses	(3,869,037)	(3,937,321)

	179,166,463	195,864,678

9.2.	Impairment allowance for loans and other financing

	12/31/2018					12/31/2017
Internal rating grade	Stage 1	Stage 2	Stage 3	Total	%	Total	%
Performing	157,571,202	16,644,155		174,215,357	95,2%	192,402,475	96,3%

High grade	133,031,127	6,188,786		139,219,913		151,424,523
Standard grade	21,804,129	6,517,336		28,321,465		33,043,038
Sub-standard grade	2,735,946	3,938,033		6,673,979		7,934,914

Past Due but no impaired	800,737	4,580,581		5,381,318	2,9%	5,272,395	2,6%

Non- Performing			3,438,825	3,438,825	1,9%	2,127,129	1,1%

Total	158,371,939	21,224,736	3,438,825	183,035,500	100%	199,801,999	100%

	86,5%	11,6%	1,9%	100%

9.2.1.	Commercial

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification. The amounts presented are gross of impairment allowances. Details of the Bank’s internal grading system are explained and policies on whether ECL allowances are calculated on an individual or collective basis are set out in note 50.

	12/31/2018					12/31/2017
	Stage 1	Stage 2	Stage 3
Internal rating grade	Individual	Individual		Total	%	Total	%
Performing	67,170,083	1,015,056		68,185,139	98,4%	72,627,030	99,0%

High grade	56,341,549	249,870		56,591,419		58,819,493
Standard grade	10,643,340	444,557		11,087,897		12,872,225
Sub-standard grade	185,194	320,629		505,823		935,312

Past Due but no impaired						21,497

Non- Performing			1,124,013	1,124,013	1,6%	713,637	1,0%

Total	67,170,083	1,015,056	1,124,013	69,309,152	100%	73,362,164	100%

	96,9%	1,5%	1,6%	100%

	Stage			Total
	1	2	3
Gross Carrying amount as at January 1, 2018	72,362,692	319,235	680,237	73,362,164
New assets originated or purchased	51,953,623	350,121		52,303,744
Assets derecognized or repaid	(26,221,369)	(144,238)	(181,987)	(26,547,594)
Transfers to Stage 1	30,412	2,033	(32,445)
Transfers to Stage 2	(887,208)	887,208
Transfers to Stage 3	(1,034,276)	(98,345)	1,132,621
Amounts Written Off			(87,432)	(87,432)
Monetary effects	(29,033,791)	(300,958)	(386,981)	(29,721,730)

At December 31, 2018	67,170,083	1,015,056	1,124,013	69,309,152

An analysis of changes in the gross carrying amount and the corresponding ECL allowances in relation to commercial lending is, as follows:

	Stage
	1	2	3	Total
ECL as at January 1, 2018	351,172	23,978	236,394	611,544

New assets originated or purchased	603,707	61,608		665,315 (*)
Assets derecognized or repaid	(126,734)	(9,658)	(40,524)	(176,916)
Transfers to Stage 1	722	24	(746)
Transfers to Stage 2	(9,572)	9,572
Transfers to Stage 3	(423,005)	(9,746)	432,751
Amounts Written Off			(58,507)	(58,507)
Monetary effects	(128,936)	(18,126)	(141,426)	(288,488)

At December 31, 2018	267,354	57,652	427,942	752,948

(*) It includes the impact on year end ECL of exposure between stages during the year.

9.2.2.	Consumer

The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end stage classification. The amounts presented are gross of impairment allowances. Details of the Bank’s internal grading system and policies about whether ECL allowances are calculated on an individual or collective basis are set out in note 50.

	12/31/2018					12/31/2017
	Stage 1	Stage 2	Stage 3
Internal rating grade	Collective	Collective		Total	%	Total	%
Performing	90,401,119	15,629,099		106,030,218	93,2%	119,775,445	94,7%

High grade	76,689,578	5,938,916		82,628,494		92,605,030
Standard grade	11,160,789	6,072,779		17,233,568		20,170,813
Sub-standard grade	2,550,752	3,617,404		6,168,156		6,999,602

Past Due but no impaired	800,737	4,580,581		5,381,318	4,7%	5,250,898	4,2%

Non-Performing			2,314,812	2,314,812	2,1%	1,413,492	1,1%

Total	91,201,856	20,209,680	2,314,812	113,726,348	100%	126,439,835	100%

	80,2%	17,8%	2,0%	100%

Consumer	Stage			Total
	1	2	3
Gross Carrying amount as at January 1, 2018	99,547,755	25,478,622	1,413,458	126,439,835

New assets originated or purchased	48,633,030	5,353,249		53,986,279
Assets derecognized or repaid	(13,298,716)	(7,174,139)	(766,780)	(21,239,635)
Transfers to Stage 1	(719,105)	804,810	(85,705)
Transfers to Stage 2	(6,331,116)	5,318,062	1,013,054
Transfers to Stage 3	(975,196)	(941,820)	1,917,016
Amounts Written Off	(92,064)	(183,422)	(387,321)	(662,807)
Monetary effects	(35,562,732)	(8,445,682)	(788,910)	(44,797,324)

At 31 December 2018	91,201,856	20,209,680	2,314,812	113,726,348

	Stage			Total
	1	2	3
ECL as at January 1, 2018	887,715	1,719,408	744,135	3,351,258
New assets originated or purchased	1,526,589	921,940		2,448,529 (*)
Assets derecognized or repaid	(219,769)	(943,576)	(59,697)	(1,223,042)
Transfers to Stage 1	(186,164)	187,937	(1,773)
Transfers to Stage 2	(65,661)	74,253	(8,592)
Transfers to Stage 3	(851,908)	(115,518)	967,426
Amounts Written Off	(46,614)	(104,222)	(156,915)	(307,751)
Monetary effects	(269,761)	(497,726)	(385,418)	(1,152,905)

At 31 December 2018	774,427	1,242,496	1,099,166	3,116,089

(*) It includes the impact on year end ECL of exposure between stages during the year.

Over the course of 2018, the Bank generated 3,321 and 6,544 from loan portfolio sales in profit or loss, respectively.

An analysis of the changes in the ECL allowances in relation to Commercial and Consumer lending for the fiscal year ended as of December 31, 2017 is as follows:

	Commercial portfolio	Consumer portfolio	Total
As of January 1, 2017	803,369	2,585,862	3,389,231
Increases	276,034	2,571,678	2,847,712
Reversals	(33,732)	(3,554)	(37,286)
Charge off	(15,001)	(1,413,010)	(1,428,011)
Monetary effect	(181,116)	(653,209)	(834,325)

As of December 31, 2017	849,554	3,087,767	3,937,321

The contractual amount outstanding on loans and other financing that have been written off by the Bank as of December 31, 2018 and 2017 that were still subject to enforcement activity was 2,762,951 and 2,134,341, respectively.